Concentrations of Risk - Schedule of Concentration Risk Percentage (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	15.30%	25.66%	21.78%
Revenue	$ 2,472,101	$ 4,776,665	$ 3,730,157
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	8.00%	26.00%	7.00%
Accounts receivable	$ 81,571	$ 367,298	$ 82,361
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	13.47%	13.12%	22.85%
Revenue	$ 2,176,664	$ 2,441,522	$ 3,912,105
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	3.00%	30.00%	9.00%
Accounts receivable	$ 28,825	$ 412,889	$ 113,499
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	29.64%	21.60%	21.82%
Revenue	$ 4,788,727	$ 4,020,852	$ 3,737,092
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	16.00%	7.00%	16.00%
Accounts receivable	$ 100,225	$ 99,865	$ 199,563
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	9.61%	6.22%	3.97%
Revenue	$ 1,553,184	$ 1,158,468	$ 680,518
Customer Concentration Risk [Member] | Customer G [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	14.56%	14.01%	5.98%
Revenue	$ 2,352,725	$ 2,607,951	$ 1,024,206
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	9.00%	0.00%	21.00%
Accounts receivable	$ 84,157	$ 5,999	$ 255,657
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	25.00%	8.00%	19.00%
Accounts receivable	$ 247,388	$ 107,863	$ 233,018
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	36.00%	21.00%	11.00%
Accounts receivable	$ 360,600	$ 290,134	$ 128,701
Supplier Concentration Risk [Member] | Cost of revenue [Member] | Supplier A [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	82.40%	85.30%	84.90%
Cost of revenue	$ 11,487,899	$ 13,794,711	$ 12,691,607
Supplier Concentration Risk [Member] | Account Payable [Member] | Supplier A [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	86.00%	77.00%	100.00%
Account payable	$ 1,311,040	$ 1,312,445	$ 987,666
Supplier Concentration Risk [Member] | Account Payable [Member] | Supplier B [Member]
Schedule of Concentration Risk Percentage [Line Items]
Concentration risk percentage	10.00%	23.00%
Account payable	$ 157,935	$ 397,607